UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSRS

Certified Semi-annual Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-04643

Volumetric Fund Inc

87 Violet Drive, Pearl River, NY 10965

Jeffrey Gibs

87 Violet Drive, Pearl River, NY 10965

(Name and address of agent for service)

Registrant's telephone number: 845-623-7637

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1.  Reports to Stockholders.

  Volumetric Fund, Inc.

Semi-Annual Report

                                                    VOLMX                                                                                               June 30, 2024

This Semi-Annual Report contains important information about Volumetric Fund, Inc. (“Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.volumetric.com/2024semiannual. You can also request this information by contacting us at 800-541-3863 or info@volumetric.com.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Volumetric Fund, Inc.	$85	1.90%

FUND STATISTICS

Net Assets	$ 39,171,121
Number of Portfolio Holdings	58
Total Advisory Fees	$ 364,165
Portfolio Turnover	29%

WHAT DID THE FUND INVEST IN?

(as of 6/30/24)

                       SECTOR ALLOCATION                                                        INVESTMENT ALLOCATION

                                 (% of net assets)                                                                                 (% of net assets)

Semi-Annual Report - June 30, 2024

WHAT DID THE FUND INVEST IN? (Continued)

(% of net assets)

TOP STOCK HOLDINGS	HOLDINGS %
Waste Connections Inc	3.0
Amazon.com Inc	2.5
Raymond James Financial	2.3
Wabtec Corp	2.3
Jacobs Solutions	2.2
Analog Devices	2.1
Arthur J Gallagher & Co	2.1
Alphabet Inc	2.0
Applied Materials Inc	1.9
ServiceNow Inc	1.9

TOP PERFORMING STOCKS	UNREALIZED GAIN %
Microsoft Corp	678.1
Applied Materials Inc	502.4
Apple Inc	384.4
Amazon.com Inc	303.2
Waste Connections Inc	300.7
Meta Platforms Inc	284.8
Salesforce Inc	173.5
Raymond James Financial	127.6
Jacobs Solutions	119.1
Analog Devices Inc	100.5

CHANGES IN OR DISAGEEEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with the accountants during the reporting period.

ADDITIONAL INFORMATION

If you wish to view additional information about the Fund; including but not limited to updated performance information, the Fund's prospectus, proxy voting information, including the Fund's proxy voting policies, financial statements or holdings, please visit www.volumetric.com.

For more information regarding this Semi-Annual Report, you may view the N-CSR report at  www.volumetric.com/2024semiannual.

Volumetric Fund, Inc.

87 Violet Drive, Pearl River, New York 10965

Phone: 800-541-FUND or 845-623-7637  >Web: volumetric.com  >Email: info@volumetric.com

Item 2. Code of Ethics.

  Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

  Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

  Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrant.

  Not applicable for semi-annual report.

Item 6. Investments.

(a)Schedule of investments in securities of unaffiliated issuers

	Statement of Net Assets
	June 30, 2024
	(Unaudited)

Equities: 93.5%
Shares	Company	Value
	Apparel & Textile Products -- 1.3%
3,400	Crocs, Inc.*	$ 496,196
		496,196
	Asset Management -- 4.7%
1,100	Ameriprise Financial Inc	469,909
3,800	The Blackstone Group LP	470,440
7,200	Raymond James Financial	889,992
		1,830,341
	Banking -- 4.1%
13,600	Bank Of America Corp	540,872
2,500	JPMorgan Chase & Co	505,650
3,500	PNC Financial Services Gr	544,180
		1,590,702
	Biotech & Pharma -- 3.2%
700	Regeneron Pharmaceuticals*	735,721
1,100	Vertex Pharm*	515,592
		1,251,313
	Chemicals -- 2.8%
6,000	CF Industries Holdings	444,720
2,700	Ecolab Inc	642,600
		1,087,320
	Commercial Support Services -- 4.3%
2,300	Clean Harbors Inc*	520,145
6,600	Waste Connection	1,157,376
		1,677,521
	Construction Materials -- 1.1%
1,800	Vulcan Materials	447,624
		447,624
	Containers & Packaging -- 1.7%
3,600	Packaging Corp of America	657,216
		657,216

	Statement of Net Assets (continued)

Shares	Company	Value
	Diversified Industrials -- 2.9%
6,100	Emerson Electric Company	$ 671,976
3,700	ITT Inc	477,966
		1,149,942
	E-Commerce Discretionary -- 2.5%
5,000	Amazon.com Inc*	966,250
		966,250
	Electric Utilities -- 1.1%
9,000	Dominion Energy, Inc.	441,000
		441,000
	Electrical Equipment -- 1.3%
1,400	Hubbell Inc	511,672
		511,672
	Engineering & Construction -- 3.6%
6,200	Jacobs Solutions Inc.	866,202
2,700	Tetra Tech Inc	552,096
		1,418,298
	Equity Traded Fund -- 6.9%
5,000	SPDR S&P 500 ETF Trust	2,721,100
		2,721,100
	Food -- 1.8%
18,200	Pilgrim's Pride Corp*	700,518
		700,518
	Home Construction -- 1.2%
63	NVR, Inc*	478,079
		478,079
	Household Products -- 1.4%
5,300	Church & Dwight Co Inc	549,504
		549,504
	Industrial Support Services -- 2.7%
2,700	Applied Industrial Tech	523,800
600	W.W. Grainger Inc	541,344
		1,065,144
	Insurance -- 4.8%
5,300	Aflac Inc	473,343
3,100	Arthur J Gallagher & Co	803,861
2,900	Reinsurance Gr of America	595,283
		1,872,487
	Internet Media & Services -- 3.8%
4,300	Alphabet, Inc. - Class C	788,706
1,400	Meta Platforms, Inc. Cl A	705,908
		1,494,614
	Leisure Facilities & Services -- 1.4%
9,000	Chipotle Mex Grill*	563,850
		563,850
	Leisure Products -- 1.0%
24,000	Mattel, Inc.*	390,240
		390,240
	Machinery -- 1.2%
10,000	Flowserve Corporation	481,000
		481,000
	Medical Equipment & Devices -- 1.3%
5,400	Edwards Lifesciences*	498,798
		498,798
	Oil & Gas Producers -- 1.3%
15,500	Range Resources Corp.	519,715
		519,715

	Statement of Net Assets (continued)

Shares	Company	Value
	Retail - Consumer Staples -- 1.8%
825	Costco Wholesale Corp	$ 701,242
		701,242
	Retail - Discretionary -- 1.2%
1,250	Ulta Beauty Inc*	482,338
		482,338
	Semiconductors -- 7.5%
3,800	Advanced Micro Devices*	616,398
3,600	Analog Devices Inc	821,736
3,200	Applied Materials Inc	755,168
4,800	Teradyne Inc	711,792
		2,905,094
	Software -- 7.5%
920	Intuit Inc	604,633
1,300	Microsoft Corporation	581,035
900	Roper Technologies Inc.	507,294
2,000	Salesforce, Inc.	514,200
950	ServiceNow, Inc.*	747,337
		2,954,499
	Specialty Finance -- 1.5%
4,200	Capital One Financial Corp	581,490
		581,490
	Steel -- 1.2%
3,000	Nucor Corp	474,240
		474,240
	Technology Hardware -- 2.9%
3,000	Apple, Inc.	631,860
10,500	Cisco Systems Inc	498,855
		1,130,715
	Technology Services -- 2.7%
1,300	CACI Intl Inc - Class A*	559,169
3,300	Leidos Holdings, Inc.	481,404
		1,040,573
	Transportation & Logistics -- 1.5%
4,800	Expeditors Intl Wash Inc	598,992
		598,992
	Transportation Equipment -- 2.3%
5,600	Wabtec Corp	885,080
		885,080

TOTAL EQUITIES (Cost: $ 24,368,633)		36,614,707
INVESTMENT COMPANY 6.6%
2,579,605 Shares -- Fidelity Investment Money Market
Gov Portfolio - Class I, 5.21%** (Cost: $2,579,605)		2,579,605
TOTAL INVESTMENTS (Cost: $26,948,238): 100.1%		39,194,312
RECEIVABLE: 0.1%
Dividends and Interest Receivable		35,900
Capital Shares Receivable		1,500
TOTAL RECEIVABLES		37,400
TOTAL ASSETS		39,231,712
LIABILITIES: -0.2%
Accrued Management Fees		(60,591)
TOTAL LIABILITIES		(60,591)
NET ASSETS 100.0%		$ 39,171,121

COMPOSITON OF NET ASSETS
Net capital paid on shares of stock	$ 25,624,669
Distributable Earnings	13,546,452
NET ASSETS	$ 39,171,121

VOLUMETRIC SHARES OUTSTANDING	1,612,662

NET ASSET VALUE, OFFERING & REDEMPTION PRICE PER SHARE	$ 24.29

*Non-income producing security

**Variable Rate Security. The rate presented is as of June 30, 2024.

See notes to Financial Statements

(b)Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

STATEMENT OF OPERATIONS
	For the Six Months Ended June 30, 2024
(Unaudited)

INVESTMENT INCOME
Dividend (Net of foreign withholding tax of $564)	$207,507
Interest	87,593
Total Investment Income		$295,100
EXPENSE
Management Fee (Note 2)	$(364,165)
TOTAL EXPENSE		(364,165)
NET INVESTMENT INCOME		(69,065)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
REALIZED GAIN ON INVESTMENTS:
Net Realized Gain on Investments		1,369,444

UNREALIZED APPRECIATION OF INVESTMENTS:
Beginning of Year	$10,660,356
End of Period	12,246,073
CHANGE IN UNREALIZED APPRECIATION		1,585,717
	NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,955,161

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$2,886,096

See notes to financial statements

VOLUMETRIC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the 6 Months Ended 6/30/2024 (Unaudited)	For the Year Ended 12/31/2023
OPERATIONS
Net Investment (Loss) Income	$(69,065)	$1,126
Net Realized Gain on Investments	1,369,444	1,175,304
Net Increase in Unrealized Appreciation of Investments	1,585,717	3,096,525
NET INCREASE IN NET ASSETS FROM OPERATIONS	2,886,096	4,272,955

DISTRIBUTIONS
TOTAL DISTRIBUTIONS FROM EARNINGS	-	(1,185,126)

CHANGE DUE TO CAPITAL SHARE TRANSACTIONS
Issued	269,935	447,851
Issued - In Lieu of Cash Distributions	-	1,184,599
Redeemed	(1,251,082)	(3,769,973)
DECREASE IN NET ASSETS DUE TO CAPITAL SHARE TRANS. (Note 3)	(981,147)	(2,137,523)

TOTAL INCREASE IN NET ASSETS	1,904,949	950,306

NET ASSETS BEGINNING OF YEAR/ PERIOD	37,266,172	36,315,866

NET ASSETS END OF YEAR/ PERIOD	$39,171,121	$37,266,172

See notes to financial statements

FINANCIAL HIGHLIGHTS

(For one share outstanding throughout each period)

Years Ended December 31,

	Six-Months Ended 6/30/24 (unaudited)	2023	2022	2021	2020	2019

Net asset value, beginning of year/period	$22.53	$20.67	$25.43	$23.32	$21.41	$18.42
Income (loss) from investment operations
Net investment gain (loss)	(0.04)	0.00*	(0.07)	(0.17)	(0.12)	(0.03)
Net realized and change in unrealized
gain (loss) on investments	1.80	2.60	(3.56)	4.32	2.27	3.74
Total from investment operations	1.76	2.60	(3.63)	4.15	2.15	3.71
Less distributions from:
Net investment income	0.00	0.00*	0.00	0.00	0.00	0.00
Net realized gains	0.00	(0.74)	(1.13)	(2.04)	(0.24)	(0.72)
Total distributions	0.00	(0.74)	(1.13)	(2.04)	(0.24)	(0.72)
Net asset value, end of year/period	$24.29	$22.53	$20.67	$25.43	$23.32	$21.41
Total return	7.81%	12.56%	(14.25%)	17.78%	10.05%	20.13%

Ratios and Supplemental Data:
Net assets, end of year/period (in thousands)	$39,171	$37,266	$36,316	$43,330	$37,866	$35,178
Ratio of expenses to average net assets	1.90%**	1.90%	1.89%	1.89%	1.91%	1.90%
Ratio of net investment income (loss) to average net assets	(0.38%)**	0.00%***	(0.31%)	(0.67%)	(0.58%)	(0.17%)
Portfolio turnover rate	29%	62%	67%	34%	36%	60%

*Amount represents less than $0.01

** Annualized

*** Amount represents less than 0.01%

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For the six months ended June 30, 2024

1. Significant Accounting Policies

Volumetric Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. The Fund’s investment objective is capital growth. Its secondary objective is downside protection. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”), as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of FASB ASC Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update 2013-08.

a)Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation.  If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc. (the “Adviser”), as directed by the Board of Directors (the “Board").

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of June 30, 2024, all the securities held by the Fund were valued using Level 1 inputs. See “Item 6 Investments” for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP.

b)Securities Transactions and Investment Income. Realized gains and losses are determined on the identified cost basis which is the same basis used for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

c)Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of the Fund’s taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions taken on Federal and state income tax returns for all open tax years (2020-2023) and during the six months ended June 30, 2024, and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or penalties.

d)Distributions to Shareholders: It is the Fund’s policy to distribute all net investment income and all net realized gains, in excess of any available capital loss carryovers, at year end. The Board declared the following distribution for the year ended December 31, 2023.

Record Date	December 26, 2023
Ex-Dividend Date	December 27, 2023
Payment Date	December 28, 2023
Distribution	$0.74 per share

Long term capital gains and ordinary income recorded and paid during the year ended December 31, 2023, and the six months ended June 30, 2024, were as follows: Long Term Capital Gains December 31, 2023, was $1,184,000 and Ordinary Income was $1,126. For the six months ended June 30, 2024, Long Term Capital Gains and Ordinary Income were $0.

e)Use of Estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

2. Management Fee and Other Transactions with Affiliates

The Fund receives investment management and advisory services pursuant to an Investment Advisory Agreement, renewed with an effective date of February 1, 2024, between the Fund and the Adviser, that provides for fees to be paid at an annual rate of: (i) 2.0% of the first $10,000,000 of average daily net assets, (ii) 1.90% of such net assets from $10 million to $25 million; (iii) 1.80% of such net assets from $25 million to $50 million; (iv) 1.50% of such net assets from $50 million to $100 million; and (v) 1.25% of such net assets over $100 million. The Adviser pays the cost of all management, supervisory and administrative services required in the operation of the Fund. This includes investment management, fees of the custodian, independent public accountants and legal counsel, remuneration of officers and directors, state registration fees and franchise taxes, shareholder services, including maintenance of the shareholder accounting system, insurance, marketing expenses, shareholder reports, proxy related expenses and transfer agency. Certain officers and directors of the Fund are also officers and directors of the Adviser.

For the six months ended June 30, 2024, the Fund paid $364,165 in management fees to the Adviser.

3. Capital Stock Transactions

On June 30, 2024, there were 4,000,000 shares of $0.01 par value capital stock authorized. Transactions in capital stock were as follows:

Six Months Ended June 30, 2024 (unaudited)		Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2023
Shares		Amount	Shares	Amount
Shares Sold	11,495	$ 269,935	20,750	$ 447,851
Distributions Reinvested	0	0	52,346	1,884,599
	11,495	269,935	73,096	1,632,450
Shares Redeemed	(52,724)	(1,251,082)	(176,245)	(3,769,973)
Net Decrease	(41,229)	$ (981,147)	(103,149)	$ (2,137,523)

4. Purchases and Sales of Investment Securities / Federal Tax Cost Information

For the six months ended June 30, 2024, purchases and proceeds from sales of securities were $10,206,144 and $11,711,260, respectively. On June 30, 2024, the cost of investments for Federal income tax purposes was $26,948,238. Accumulated net unrealized appreciation on investments was $12,246,073 consisting of $12,503,321 gross unrealized appreciation and $257,248 gross unrealized depreciation.

5. Federal Income Tax

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$ 10,660,356
Distributable earnings	$ 10,660,356

For the year ended December 31, 2023, the Fund recorded the following reclassification: the distributable earnings were increased by $8,695 and net capital paid in on shares of stock was decreased by $8,695. Such reclassifications, the result of permanent differences between the financial statements and income tax reporting requirements, have no effect on the Fund’s net assets.

6. Commitments and Contingencies

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

7. Market and Geopolitical Risks

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. A global pandemic and aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, may have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by contacting the Fund at 800-541-3863 or info@volumetric.com; (ii) on or through the Fund’s website, at www.volumetric.com; and (iii) on the SEC’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

9.1 The Annual Shareholder Meeting was held on May 15, 2024.

9.2 The entire Board was up for election. The following Directors were re-elected to the Board of Directors: Jeffrey M. Gibs, Irene J. Zawitkowski, Josef Haupl, Alexandre M. Olbrecht, Cornelius O’Sullivan, Stephen J. Samitt, Allan A. Samuels, Raymond W. Sheridan, and Stacey S. Yanosy.

9.3 The following proposals were voted upon by shareholders:

•To elect nine directors to hold office until the next annual meeting of shareholders and until their successors are elected to qualify;

•To ratify the Board of Director’s selection of the firm Cohen & Company, Ltd. as the independent registered accounting firm of the Fund for the fiscal year ending December 31, 2024

Proposal	For	Against	Abstain	Total
1. To elect nine (9) directors to hold office until the next annual meeting of shareholders and until their successors are elected to qualify;
1.01 Jeffrey M. Gibs	1,058,942.71	0	0	1,058,942.71
1.02 Irene J. Zawitkowski	1,058,279.11	0	663.59	1,058,942.71
1.03 Josef Haupl	1,055,028.95	0	3,913.76	1,058,942.71
1.04 Alexander M. Olbrecht, PhD.	1,058,942.71	0	0	1,058,942.71
1.05 Cornelius O’Sullivan	1,055,028.95	0	3,913.76	1,058,942.71
1.06 Stephen J. Samitt	1,055,028.95	0	3,913.76	1,058,942.71
1.07 Allan A. Samuels	1,055,028.95	0	3,913.76	1,058,942.71
1.08 Raymond W. Sheridan	1,055,028.95	0	3,913.76	1,058,942.71
1.09 Stacey S. Yanosy	1,055,028.95	0	3,913.76	1,058,942.71

2. To ratify the Board of Director’s selection of Cohen & Company, Ltd. as the independent registered accounting firm of the Fund for the fiscal year ending December 31, 2024;	1,038,716.34	0	20,226.36	1,058,942.71

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Directors who are not Interested Directors of the Adviser received a fee for each board or committee meeting they attended. Directors’ fees had no effect on the Fund’s expenses and expense ratio since all their fees were paid by the Adviser. For the period the amounts paid were:

10.1 All directors and all members of any advisory board for regular compensation were paid in total $8,994.

10.2 Each director and each member of an advisory board had not received any special compensation.

10.3 Officers of the Adviser received no compensation for participation on the Board.

10.4 There are no affiliated persons.

Item 11.  Statements Regarding Basis for Approval of Investment Advisory Contract.

The Director approvals were based on a consideration of all the information provided to the Directors, and not as the result of any single factor. Some of the factors that figured particularly in the deliberations are described below, although individual Directors may have evaluated this information differently, ascribing different weights to various factors.

The Investment Advisory Agreement (“Agreement”) was renewed between Volumetric Fund, Inc. (the “Fund”) and Volumetric Advisers, Inc (the “Adviser”). It was discussed and approved at the December 6, 2023 Board Meeting, after reviewing the various points listed below. The effective date of the Agreement is February 1, 2024. It was noted that this Agreement is materially the same and the fees are the same as the previous Agreement. The Board of Directors evaluated the terms of the agreement and whether the renewal was in the best interests of the Fund and its shareholders. The Board was presented with a 15(c) information document that had been completed by the Adviser.

This document addressed items related to the SEC Section 15(c) Rule and the Gartenburg factors, which includes the suitability of the Adviser and the fees the Fund incurs.

The following factors were presented and discussed with the directors:

• The investment performance of the Fund and the investment adviser:

The Board reviewed the investment performance of the Fund. On a regular basis, the Adviser provides the Board information regarding the performance of the Fund and discusses the factors contributing to the performance. Due to the unique tactical investment allocation approach of the Fund, the Fund uses both the S&P 500 Index and the FTSE 3-Month Treasury Bill Index as its benchmarks. While it is difficult to compare the Fund directly with a peer group, the Board believes the performance meets their expectations, based upon the objectives of the Fund. The Board concluded that the Adviser continued to effectively manage the portfolio in accordance with its fundamental investment strategy, as outlined in the Prospectus.

• The nature, extent and quality of the services provided by the investment adviser to the Fund:

The Board considered the nature, quality of the services to be provided by the Adviser to the Fund. The Board considered the overall reputation and capabilities of the Adviser, its investment allocation and stock selection approach, decision-making processes, the fact that the Adviser has managed the Fund since inception, its established relationship with shareholders, its commitment to provide quality investment advisory and other services to the Fund.

With respect to investment advisory services, the Board considered the professional experience of the personnel at the Adviser who have performed investment research and managed the portfolio’s investments. The Adviser would continue to provide all administrative, accounting, compliance and other services required by the Fund, including overseeing and coordinating the activities of third-party service providers.

The Board considered the Fund’s compliance program established pursuant to Rule 38a-1 under the 1940 Act. The Board, on a regular basis, receives and reviews information from the Fund’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance program. It was noted, there are no compliance or legal issues.

The Board then considered the Adviser’s financial condition. The Board believes the Adviser has the financial resources to fulfill its obligations under the new advisory agreement.

• The fees and cost of services to be provided:

The Board concluded that the fees paid were reasonable for a fund of such asset size. The Board reviewed the fees and expense ratio under the renewed agreement. It was noted that the fees under the agreement remained the same and the overall expense ratio was not expected to differ materially.

The management fee paid to the Adviser may be a little higher than average; however, other funds incur other charges directly to the fund, which are different from Volumetric Fund. Instead, the Adviser pays all expenses of the Fund. These unitary fees include: salaries of personnel, services of specific third parties, research, data processing, printing and postage, clerical, administrative, advertising and marketing expenses. Furthermore, the Adviser also pays the Fund’s Chief Compliance Officer, its Board of Directors, custodian fees, federal registration fees, state registration fees, franchise taxes, legal and auditing fees, and all other operating expenses, such as shareholder reports and proxy statements. The Adviser does not pay the Fund’s brokerage commissions and SEC transaction fees.

• The extent to which economies of scale will be realized as the Fund grows and the benefit to shareholders; and

The Board recognized that one method to help ensure that shareholders share in economies of scale is to include breakpoints in a fund’s advisory fee schedule. The advisory agreement has breakpoints that provide for a reduction of the advisory fee as assets increase. These breakpoints are similar to the previous advisory agreement. After reviewing these and other related factors, the Board agreed that the proposed fee arrangements continued to provide appropriate sharing of economies of scale between the Fund shareholders and the Adviser.

• The profits to be realized by the Adviser from the relationship with the Fund;

The Board also considered the cost of the services to be provided and the Adviser’s expected profitability from its relationship with the Fund. The Board reviewed the Adviser’s financial information regarding the Fund. It was noted that the Adviser would provide directly or through third parties all of the services necessary for the Fund’s operations and that the advisory fees paid to Volumetric Advisers reflects these obligations. The Board recognized that the Adviser is entitled to earn a reasonable level of profit for the services it provides to the Fund and the entrepreneurial risk that it assumes as the investment adviser.

The motion to approve Volumetric Advisers, Inc. as the Fund’s investment adviser was unanimously approved by the Board and by the Independent Directors.

The Adviser did not receive any soft dollar arrangements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

  Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

  There were no material changes to the procedure.

Item 16. Controls and Procedures.

a.The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

b.  There were no material changes to the internal controls over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

  None.

Item 19.  Exhibits.

Code of Ethics:

   Not applicable for semi-annual report.

Policies:

   None to be filed.

Certifications:

(a)(2)(a) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(2)(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Jeffrey GIbs

Jeffrey Gibs

President

                August 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Volumetric Fund, Inc.

                By

                /s/ Alex Aleman

                Alex Aleman

                Vice President

                August 7, 2024